John Hancock Investment Trust

John Hancock Value Equity Fund (the Fund)

Supplement dated June 26, 2019 to the current Prospectus, as may be supplemented

At its in-person meeting held on June 24 – 26, 2019, the Board of Trustees of John Hancock Investment Trust (the Board) approved the closing and liquidation of the Fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the Fund is not in the best interests of the Fund or its shareholders as a result of factors or events adversely affecting the Fund’s ability to conduct its business and operations in an economically viable manner. The Fund will not accept orders from shareholders to purchase shares of the Fund beginning on or about July 26, 2019. On or about October 18, 2019, the Fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Investment Trust

John Hancock Value Equity Fund (the Fund)

Supplement dated June 26, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

At its in-person meeting held on June 24 – 26, 2019, the Board of Trustees of John Hancock Investment Trust (the Board) approved the closing and liquidation of the Fund pursuant to a Plan of Liquidation approved by the Board. The Board determined that continuation of the Fund is not in the best interests of the Fund or its shareholders as a result of factors or events adversely affecting the Fund’s ability to conduct its business and operations in an economically viable manner. The Fund will not accept orders from shareholders to purchase shares of the Fund beginning on or about July 26, 2019. On or about October 18, 2019, the Fund will distribute pro rata all of its assets to its shareholders, and all outstanding shares will be redeemed and cancelled.

For more information, please call John Hancock Investment Management at 800-225-5291.

You should read this Supplement in conjunction with the SAI and retain it for your future reference.